Shareholder Report, Average Annual Return (Details)		12 Months Ended	50 Months Ended	60 Months Ended	88 Months Ended	94 Months Ended	120 Months Ended	240 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PGIM GLOBAL REAL ESTATE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		(2.64%)		4.25%			3.02%
PGIM GLOBAL REAL ESTATE FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		1.03%		4.63%			2.91%
PGIM GLOBAL REAL ESTATE FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		2.78%		5.20%			3.40%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		3.43%		5.85%			4.03%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		3.08%		5.48%		3.48%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		3.33%		5.75%		3.75%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		3.58%		6.01%			4.18%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		(2.42%)	(5.88%)
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		1.57%	(5.29%)
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		3.49%	(4.34%)
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		3.61%	(4.30%)
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		(6.77%)	(8.44%)
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		(3.04%)	(7.89%)
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		(1.07%)	(6.94%)
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		(1.06%)	(6.91%)
PGIM JENNISON TECHNOLOGY FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		22.44%		17.09%	19.44%
PGIM JENNISON TECHNOLOGY FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		27.59%		17.52%	19.47%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		29.87%		18.71%	20.68%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		29.96%		18.77%	20.73%
Without Sales Load [Member] | PGIM GLOBAL REAL ESTATE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		3.03%		5.44%			3.60%
Without Sales Load [Member] | PGIM GLOBAL REAL ESTATE FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		2.03%		4.63%			2.91%
Without Sales Load [Member] | PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		3.26%	(4.58%)
Without Sales Load [Member] | PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		2.57%	(5.29%)
Without Sales Load [Member] | PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		(1.34%)	(7.18%)
Without Sales Load [Member] | PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		(2.06%)	(7.89%)
Without Sales Load [Member] | PGIM JENNISON TECHNOLOGY FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		29.57%		18.42%	20.36%
Without Sales Load [Member] | PGIM JENNISON TECHNOLOGY FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		28.59%		17.52%	19.47%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45% [1]		17.64% [1]	15.27% [1]	14.61%	14.64%
MSCI ACWI ex USA Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (ND)
Average Annual Return, Percent	[1]	24.93%	6.47%
MSCI ACWI Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (ND)
Average Annual Return, Percent	[1]	22.64%	9.35%					9.35%
FTSE EPRA/NAREIT Developed Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index (ND)
Average Annual Return, Percent		3.42%		5.90%		2.24%	3.02%
MSCI ACWI ex USA SMID Cap Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA SMID Cap Index (ND)
Average Annual Return, Percent		24.52%	4.39%
MSCI ACWI SMID Cap Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI SMID Cap Index (ND)
Average Annual Return, Percent		16.71%	4.43%					4.43%
MSCI ACWI Information Technology Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Information Technology Index (ND)
Average Annual Return, Percent		38.74%		22.59%	22.09%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.